Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 99.5%
Communication Services - 6.2%
13,500 Alphabet, Inc., Class C $ 4,769,955
Consumer Discretionary - 10.4%
7,000 Amazon.com, Inc.
(a)
1,668,380
11,000 Hilton Worldwide Holdings, Inc. 3,635,060
35,000 Somnigroup International, Inc. 2,744,000
8,047,440
Energy - 0.9%
20,000 Enterprise Products Partners LP 735,200
Financials - 31.4%
43,000 Apollo Global Management, Inc. 5,087,330
16,000 Arthur J Gallagher & Co. 3,673,120
37,000 Blackstone, Inc., Class A 4,353,790
6,000 Credit Acceptance Corp.
(a)
3,820,440
8,000 JPMorgan Chase & Co. 2,618,640
2,700 Mastercard, Inc., Class A 1,386,720
35,000 The Charles Schwab Corp. 3,229,450
24,169,490
Health Care - 21.3%
23,000 Abbott Laboratories 2,087,020
18,000 Alcon AG 1,207,800
115,000 Fortrea Holdings, Inc.
(a)
2,001,000
10,000 Labcorp Holdings, Inc. 2,800,000
80,000 RadNet, Inc.
(a)
4,933,600
9,000 Waters Corp.
(a)
3,375,360
16,404,780
Industrials - 20.8%
17,000 Ferguson Enterprises, Inc. 4,034,610
47,000 Rush Enterprises, Inc., Class A 3,430,295
60,000 Sunbelt Rentals Holdings, Inc. 4,488,600
80,000 Zurn Elkay Water Solutions Corp. 4,042,400
15,995,905
Information Technology - 6.8%
10,500 Microsoft Corp. 3,916,710
4,000 Roper Technologies, Inc. 1,353,560
5,270,270
Real Estate - 1.7%
45,000 CoStar Group, Inc.
(a)
1,274,400
Total Common Stock (Cost $40,079,233) 76,667,440
Shares Security Description Value
Money Market Fund - 0.5%
380,276 First American
Government Obligations
Fund, Class X, 3.56%
(b)
(Cost $380,276) 380,276
Shares Security Description Value
Investments, at value - 100.0% (Cost $40,459,509) $ 77,047,716
Other Assets & Liabilities, Net - 0.0% (32,430)
Net Assets - 100.0% $ 77,015,286
LP Limited Partnership
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 77,047,716
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 77,047,716

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
2
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.